Supplemental Information (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2015		Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[1]	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Supplemental Information [Line Items]
Gain on land sales									$ 8.8		$ 36.3		$ 9.4
Segment Reconciling Items [Member]
Supplemental Information [Line Items]
Gain on land sales	$ 33.6	[1]	$ 0.0		$ 0.0		$ 0.0		$ 0.0	[2]	$ 33.6	[1],[2]	$ 0.0	[2]
Gain on land sales, after-tax	$ 28.3
Gain on land sales, per share	$ 0.13

[1]	The gain is reflected on the consolidated income statements in “Other income (expense), net.” For additional information, see Note 24, Supplemental Information.
[2]	Reflected on the consolidated income statements in “Other income (expense), net.”